Reorganization Items	9 Months Ended
Sep. 30, 2012
Reorganization Items

Note 4—Reorganization Items

In accordance with authoritative accounting guidance issued by the FASB, separate disclosure is required for reorganization items, such as certain expenses, provisions for losses and other charges directly associated with or resulting from the reorganization and restructuring of the business, which have been realized or incurred during the Chapter 11 Cases. Reorganization items were comprised of the following (in thousands):

	Successor	Predecessor	Successor	Predecessor
	Three Months Ended September 30, 2012	Three Months Ended September 30, 2011	Period from February 25 through September 30, 2012	Period from January 1 through February 24, 2012	Nine Months Ended September 30, 2011
Cancellation of debt	$—	$—	$—	$298,831	$—
Plan implementation and fresh start valuation adjustments	—	—	—	(49,302)	—
Professional fees	(712)	(4,826)	(1,894)	(7,813)	(10,902)
Write-off of Old Notes deferred loan costs	—	—	—	(8,258)	—

Total reorganization items, net	$(712)	$(4,826)	$(1,894)	$233,458	$(10,902)